Risk Management - Summary of the Effect of Unconditional Netting (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments	CAD 8,877	CAD 15,350
Credit Linked Note [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments	461
Amounts subject to an enforceable netting arrangement	(461)
Net amounts of financial instruments presented in the Consolidated Statements of Financial Position	0
Variable Funding Surplus Note [Member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments	(461)
Amounts subject to an enforceable netting arrangement	461
Net amounts of financial instruments presented in the Consolidated Statements of Financial Position	CAD 0